BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Edadeal (Details) ₽ in Millions					1 Months Ended	12 Months Ended
	Oct. 05, 2018 RUB (₽)	Feb. 07, 2018 RUB (₽)	Dec. 22, 2017 RUB (₽)	Jun. 28, 2017 RUB (₽)	Oct. 31, 2018 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash paid for acquisitions						₽ 351	$ 4,500,000	₽ 956	₽ 918
ASSETS:
Cash and cash equivalents	₽ 20	₽ 20,762
Accounts receivable	176
Other current assets	15	314	₽ 25
Intangible assets	357	7,257	82	₽ 59
Goodwill	622	42,026	639	274		52,205		52,662	₽ 9,328	$ 662,100,000	$ 667,900,000
Deferred tax assets	5			68
Total assets	1,195	74,821	746	401
LIABILITIES:
Long-term debt	621
Short-term debt	174
Accounts payable and accrued liabilities	84
Current liabilities			20
Other non-current liabilities			115
Deferred tax liabilities	57	1,508	16
Total liabilities	936	1,911	151
Net assets	259	72,910	595	401
Total purchase consideration	259	₽ 53,261	₽ 595	₽ 401
Amortization period of intangible assets acquired			5 years
Edadeal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest (percentage)					100.00%
Edadeal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Equity Method Investment, Ownership Percentage					90.00%				10.00%
Fair value of equity investment | $					$ 26
Cash paid for acquisitions | $					$ 233
ASSETS:
Intangible assets	357
Edadeal | Software
ASSETS:
Intangible assets	₽ 251
LIABILITIES:
Amortization period of intangible assets acquired	4 years
Edadeal | Brand
ASSETS:
Intangible assets	₽ 45
Edadeal | Customer relationships
ASSETS:
Intangible assets	61
Russian Search And Portal
ASSETS:
Goodwill						₽ 2,547		₽ 2,248	₽ 1,607
Russian Search And Portal | Edadeal
ASSETS:
Goodwill	₽ 622
Edadeal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)									10.00%
Equity Method Investment, Ownership Percentage					10.00%